UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $726,055
                                         (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMEDISYS INC                  COM             023436108    13,737      332,300 SH          SOLE       NONE     332,300  0      0
APPLE INC                     COM             037833100    54,624      640,000 SH          SOLE       NONE     640,000  0      0
BAIDU COM INC                 SPON ADR REP A  056752108    27,420      210,000 SH          SOLE       NONE     210,000  0      0
BIOMARIN PHARMACEUTICAL INC   COM             09061G101    60,815    3,416,600 SH          SOLE       NONE   3,416,600  0      0
BUNGE LIMITED                 COM             G16962105    41,499      801,600 SH          SOLE       NONE     801,600  0      0
CHINA SUNERGY CO LTD          SPON ADR        16942X104     3,082      780,227 SH          SOLE       NONE     780,227  0      0
CITIGROUP INC                 COM             172967101     3,355      500,000 SH          SOLE       NONE     500,000  0      0
COACH INC                     COM             189754104    37,386    1,800,000 SH          SOLE       NONE   1,800,000  0      0
COMSTOCK RES INC              COM NEW         205768203   108,529    2,296,900 SH          SOLE       NONE   2,296,900  0      0
FIRST SOLAR INC               COM             336433107    55,184      400,000 SH          SOLE       NONE     400,000  0      0
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    14,208    1,563,000 SH          SOLE       NONE   1,563,000  0      0
GENENTECH INC                 COM NEW         368710406    12,654      152,625 SH          SOLE       NONE     152,625  0      0
GT SOLAR INTL INC             COM             3623E0209       142       49,300 SH          SOLE       NONE      49,300  0      0
ISHARES TR                    RUSSELL 2000    464287655    19,696      400,000 SH          SOLE       NONE     400,000  0      0
LDK SOLAR CO LTD              SPONSORED ADR   50183L107    30,057    2,290,950 SH          SOLE       NONE   2,290,950  0      0
LEAP WIRELESS INTL INC        COM NEW         521863308    24,269      902,536 SH          SOLE       NONE     902,536  0      0
LEVEL 3 COMMUNICATIONS INC    COM             52729N100       105      150,000 SH          SOLE       NONE     150,000  0      0
LKQ CORP                      COM             501889208     1,749      150,000 SH          SOLE       NONE     150,000  0      0
MEMC ELECTR MATLS INC         COM             552715104     5,743      402,200 SH          SOLE       NONE     402,200  0      0
MONSANTO CO NEW               COM             61166W101    28,140      400,000 SH          SOLE       NONE     400,000  0      0
NEWS CORP                     CL A            65248E104     5,000      550,000 SH          SOLE       NONE     550,000  0      0
PHILIP MORRIS INTL INC        COM             718172109    41,835      961,500 SH          SOLE       NONE     961,500  0      0
POTASH CORP SASK INC          COM NEW         73755L107    33,681      460,000 SH          SOLE       NONE     460,000  0      0
PRICELINE COM INC             COM NEW         741503403    17,206      233,625 SH          SOLE       NONE     233,625  0      0
QUALCOMM INC                  COM             747525103     9,516      265,600 SH          SOLE       NONE     265,600  0      0
SELECT SECTOR SPDR TR         SBI MATERIALS   81369Y605    50,080    4,000,000 SH          SOLE       NONE   4,000,000  0      0
SUNTRUST BKS INC              COM             867914103     2,216       75,000 SH          SOLE       NONE      75,000  0      0
TRANSDIGM GROUP INC           COM             893641100    11,833      352,500 SH          SOLE       NONE     352,500  0      0
TRINA SOLAR LIMITED           SPON ADR        89628E104       764       82,216 SH          SOLE       NONE      82,216  0      0
USEC INC                      COM             90333E108     6,196    1,380,000 SH          SOLE       NONE   1,380,000  0      0
WARNACO GROUP INC             COM NEW         934390402     1,963      100,000 SH          SOLE       NONE     100,000  0      0
ZIONS BANCORPORATION          COM             989701107     3,371      137,523 SH          SOLE       NONE     137,523  0      0
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